                                  FORM 24F-2
                          CHUBB SEPARATE ACCOUNT VA-1

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1.   Name and Address of issuer:

          CHUBB SEPARATE ACCOUNT VA-1
          ONE GRANITE PLACE, CONCORD, NEW HAMPSHIRE  03301

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2.   Name of each series or class of funds for which this notice is filed:

          EQUITY DIVISION, EARLY LIFE CYCLE DIVISION, INTERMEDIATE-TERM MANAGED DIVISION, MANAGED INCOME DIVISION, INTERNATIONAL EQUITY DIVISION, INTERNATIONAL BOND DIVISION, MONEY DIVISION

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3.   Investment Company Act File Number:  811-8556

     Securities Act File Number:          33-79890

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4.   Last day of fiscal year for which this notice is filed:

          DECEMBER 31, 1996

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5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                             -------
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Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

          N/A

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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

          N/A

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8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          N/A

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9.   Number and aggregate sale price of securities sold during the fiscal year:

          $ 0

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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          $ 0

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          0

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

12.  Calculation of registration fee:

     DIVISION                  SOLD               REDEEMED              NET
     --------                  ----               --------              ---
     EQUITY DIVISION           $    0             $     0          $        0

     EARLY LIFE                $    0             $     0          $        0
     CYCLE DIVISION

     INTERMEDIATE -            $    0             $                $        0
     TERM MANAGED DIVISION

     MANAGED INCOME            $    0             $                $        0
     DIVISION

     INTERNATIONAL             $    0             $     0          $        0
     EQUITY DIVISION

     INTERNATIONAL             $    0             $                $         0
     BOND DIVISION

     MONEY DIVISION            $    0             $                $         0

     TOTALS                    $    0             $      0         $         0
                               ======             ========          ===========


     (i)    Aggregate sale price of securities sold during the fiscal year in
            reliance on rule 24f-2 (from Item):                    $       0
                                                                    ------------


     ii)    Aggregate price of shares issued in connection with dividend
            reinvestment plans (from Item 11, if applicable):      +       0
                                                                    ------------

     (iii) Aggregate price of shares redeemed or repurchased during the
           fiscal year (if applicable):                            -       0
                                                                    ------------

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                                   +       0
                                                                    ------------

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (1), plus line (ii), less line
           (iii), plus line (iv)] (if applicable):                         0
                                                                    ------------
     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1993 or other applicable law or regulation (see Instruction
           C.6):                                                   X    1/3300
                                                                    -----------

     (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:         0
                                                                    ===========


INSTRUCTIONS: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                            X
                                          -----

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                 NA

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


Registration Fees for Certain Investment Companies


By: (Signature and Title)*   Thomas Elwood
                           -------------------------------------------------

                             Assistant Counsel
                           -------------------------------------------------


Date February 28, 1997



* Please print the name and title of the signing officer below the signature.





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